Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of benefits paid to Plan participants per the financial statements for the year ended December 31, 2025, to Form 5500:

December 31 2025

(Thousands of dollars)
Benefits paid to participants per the financial statements	$474,969
Add: Benefit payments requested by participants at December 31, 2025	141
Less: Benefit payments requested by participants at December 31, 2024	(14)
Benefits paid to participants for Form 5500	$475,096

The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to Form 5500:

	December 31
	2025	2024
	(Thousands of dollars)
Net assets available for benefits per the financial statements	$5,533,371	$4,986,768
Less: Deemed distributions from outstanding participant loans with no repayment	(1,181)	(1,162)
Less: Benefit payments requested by participants	(141)	(14)
Net assets available for benefits per Form 5500	$5,532,049	$4,985,592
The following is a reconciliation of expenses per the financial statements for the year ended December 31, 2025 to Form 5500:

December 31 2025

(Thousands of dollars)
Total deductions per the financial statements	$476,489
Add: Deemed distribution on outstanding participant loans at December 31, 2025	1,181
Less: Deemed distribution on outstanding participant loans at December 31, 2024	(1,162)
Add: Benefit payments requested by participants at December 31, 2025	141
Less: Benefit payments requested by participants at December 31, 2024	(14)
Total expense per Form 5500	$476,635